Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 862,500,002.00
Previously Paid Amount	0.00
Total Fee Amount	119,111.25
Total Offset Amount	0.00
Net Fee	119,111.25
Narrative - Max Aggregate Offering Price	$ 862,500,002.00
Final Prospectus	true